Earnings per Common Share	9 Months Ended
Dec. 31, 2021
Earnings per Common Share
Earnings per Common Share

Earnings per Common Share

Basic earnings per common share is computed based on the weighted average number of common shares outstanding during the periods presented. Diluted earnings per common share is computed based on the weighted average number of common shares outstanding plus the effect of stock options and other potentially dilutive common stock equivalents. The dilutive effect of stock options and other potentially dilutive common stock equivalents is determined using the treasury stock method based on the Company’s average stock price. There were no potentially dilutive common stock equivalents outstanding during the nine months ended December 31, 2021 or 2020. As a result, basic and diluted weighted average common shares outstanding are identical for the three and nine months ended December 31, 2021 and 2020.